Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders’ Equity (Deficit) (Unaudited) - USD ($) $ in Thousands	Preferred Stock Founders Redeemable Convertible	Preferred Stock Series A Redeemable Convertible	Contingently Redeemable Common Stock	Legacy Common Stock	Common Stock Class A	Common Stock Class B	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Sep. 30, 2022		$ 2,300					$ 34,722	$ (44,141)	$ (9,419)
Balance (in Shares) at Sep. 30, 2022	588,235	1,666,666		11,868,397
Issuance of common stock							5,295		5,295
Issuance of common stock (in Shares)				773,889
Issuance of common stock upon exercise of warrants							900		900
Issuance of common stock upon exercise of warrants (in Shares)				300,000
Stock-based compensation							3,856		3,856
Net income (Loss)								(9,390)	(9,390)
Balance at Dec. 31, 2022		$ 2,300					44,773	(53,531)	(8,758)
Balance (in Shares) at Dec. 31, 2022	588,235	1,666,666		12,942,286
Balance at Sep. 30, 2022		$ 2,300					34,722	(44,141)	(9,419)
Balance (in Shares) at Sep. 30, 2022	588,235	1,666,666		11,868,397
Net income (Loss)									(32,536)
Balance at Jun. 30, 2023		$ 2,300					71,290	(76,677)	(5,387)
Balance (in Shares) at Jun. 30, 2023	588,235	1,666,666		15,914,761
Balance at Dec. 31, 2022		$ 2,300					44,773	(53,531)	(8,758)
Balance (in Shares) at Dec. 31, 2022	588,235	1,666,666		12,942,286
Issuance of common stock							1,500		1,500
Issuance of common stock (in Shares)				219,475
Issuance of common stock in settlement of loss contingency							8,434		8,434
Issuance of common stock in settlement of loss contingency (in Shares)				1,233,108
Issuance of common stock to service providers							201		201
Issuance of common stock to service providers (in Shares)				29,334
Issuance of warrants to service providers							10		10
Issuance of warrants in connection with notes payable							811		811
Stock-based compensation							5,779		5,779
Net income (Loss)								(13,142)	(13,142)
Balance at Mar. 31, 2023		$ 2,300					61,508	(66,673)	(5,165)
Balance (in Shares) at Mar. 31, 2023	588,235	1,666,666		14,424,203
Issuance of common stock							4,587		4,587
Issuance of common stock (in Shares)				670,558
Issuance of warrants in connection with notes payable							435		435
Issuance of common stock upon exercise of warrants							8		8
Issuance of common stock upon exercise of warrants (in Shares)				820,000
Stock-based compensation							4,752		4,752
Net income (Loss)								(10,004)	(10,004)
Balance at Jun. 30, 2023		$ 2,300					71,290	(76,677)	(5,387)
Balance (in Shares) at Jun. 30, 2023	588,235	1,666,666		15,914,761
Balance at Sep. 30, 2023		$ 2,300					78,421	(83,762)	(5,341)
Balance (in Shares) at Sep. 30, 2023	588,235	1,666,666		16,692,175
Issuance of common stock							3,286		3,286
Issuance of common stock (in Shares)				482,171
Issuance of contingently redeemable common stock for acquisition of EMI Solutions, Inc.			$ 8,856
Issuance of contingently redeemable common stock for acquisition of EMI Solutions, Inc. (in Shares)			964,912
Lapse of redemption feature on common stock			$ (8,856)				8,856		8,856
Lapse of redemption feature on common stock (in Shares)			(964,912)	964,912
Issuance of warrants in connection with notes payable							107		107
Reverse recapitalization transactions, net (Note 3)		$ (2,300)					(16,182)		(16,182)
Reverse recapitalization transactions, net (Note 3) (in Shares)	(588,235)	(1,666,666)		(18,139,258)	22,901,838	2,254,901
Issuance of common stock upon exercise of stock options
Issuance of common stock upon exercise of stock options (in Shares)					168,235
Issuance of common stock upon exercise of warrants
Issuance of common stock upon exercise of warrants (in Shares)					369,671
Issuance of common stock upon vesting of RSUs
Issuance of common stock upon vesting of RSUs (in Shares)					104,748
Stock-based compensation							12,705		12,705
Net income (Loss)								935	935
Balance at Dec. 31, 2023							87,193	(82,827)	4,366
Balance (in Shares) at Dec. 31, 2023					23,544,492	2,254,901
Balance at Sep. 30, 2023		$ 2,300					78,421	(83,762)	(5,341)
Balance (in Shares) at Sep. 30, 2023	588,235	1,666,666		16,692,175
Net income (Loss)									(8,497)
Balance at Jun. 30, 2024							101,456	(92,920)	8,536
Balance (in Shares) at Jun. 30, 2024					28,326,474	2,254,901
Balance at Dec. 31, 2023							87,193	(82,827)	4,366
Balance (in Shares) at Dec. 31, 2023					23,544,492	2,254,901
Reverse recapitalization transactions, net (Note 3)							99		99
Deemed dividend from warrant price adjustment							661	(661)
Issuance of common stock upon exercise of stock options
Issuance of common stock upon exercise of stock options (in Shares)					29,880
Issuance of common stock upon vesting of RSUs
Issuance of common stock upon vesting of RSUs (in Shares)					26,186
Stock-based compensation							1,441		1,441
Net income (Loss)								(1,753)	(1,753)
Balance at Mar. 31, 2024							89,394	(85,241)	4,153
Balance (in Shares) at Mar. 31, 2024					23,600,558	2,254,901
Issuance of common stock							124		124
Issuance of common stock (in Shares)					57,894
Issuance of common stock for acquisition of RaGE Systems, Inc.							7,682		7,682
Issuance of common stock for acquisition of RaGE Systems, Inc. (in Shares)					3,214,045
Issuance of warrants in connection with notes payable							408		408
Issuance of common stock upon exercise of stock options							225		225
Issuance of common stock upon exercise of stock options (in Shares)					1,323,528
Issuance of common stock upon exercise of warrants							1		1
Issuance of common stock upon exercise of warrants (in Shares)					112,990
Issuance of common stock upon vesting of RSUs
Issuance of common stock upon vesting of RSUs (in Shares)					17,459
Stock-based compensation							3,622		3,622
Net income (Loss)								(7,679)	(7,679)
Balance at Jun. 30, 2024							$ 101,456	$ (92,920)	$ 8,536
Balance (in Shares) at Jun. 30, 2024					28,326,474	2,254,901